Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards

Note 3. Recently Issued Accounting Standards

Accounting standards promulgated by the FASB are subject to change. Changes in such standards may have an impact on the Corporation’s future financial statements. The following are a summary of recent accounting developments.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses to improve information on credit losses for financial assets and net investment in leases that are not accounted for at fair value through net income. ASU 2016-13 replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses. In April 2019 and May 2019, the FASB issued ASU No. 2019-04, “Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments” and ASU No. 2019-05, “Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief” which provided additional implementation guidance on the previously issued ASU. In November 2019, the FASB issued ASU 2019-10, “Financial Instruments - Credit Loss (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842),” which defers the effective date for public filers that are considered small reporting companies (“SRC”) as defined by the Securities and Exchange Commission to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Since the Company is an SRC, implementation is not needed until January 1, 2023. The Company adopted ASU 2016-13 on January 1, 2023. The adoption did not have a material impact on the Company’s consolidated financial statements.